UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   May 12, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total: $679,734,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas Inc.                    COM              009363102      574    31000 SH       SOLE                    31000
Alleghany                      COM              017175100    13492    82393 SH       SOLE                    82393
Baker Hughes                   COM              057224107    23052   770188 SH       SOLE                   770188
Bank of N Y                    COM              064057102      492    24000 SH       SOLE                    24000
Berkley W R Corp               COM              084423102     1888    44067 SH       SOLE                    44067
Carmax Group                   COM              143130102    14678  1007398 SH       SOLE                  1007398
Cimarex Energy Co.             COM              171798101    12239   629236 SH       SOLE                   629236
Cisco Systems                  COM              17275R102      130    10000 SH       SOLE                    10000
Citigroup                      COM              172967101    20213   586735 SH       SOLE                   586735
Comcast Cl A Special           COM              20030N200    32517  1182864 SH       SOLE                  1182864
Comcast Corp.                  COM              20030N101     2712    94845 SH       SOLE                    94845
Comdisco                       COM              200336105        4    80000 SH       SOLE                    80000
Dell Computer                  COM              247025109    30912  1131904 SH       SOLE                  1131904
Equity Office Properties       COM              294741103    15870   623559 SH       SOLE                   623559
Equity Residential             COM              29476L107    27574  1145564 SH       SOLE                  1145564
Exxon Mobil                    COM              30231G102      903    25840 SH       SOLE                    25840
Family Dollar Stores           COM              307000109    13027   421872 SH       SOLE                   421872
Federal National Mortgage      COM              313586109      302     4628 SH       SOLE                     4628
Fidelity National Financial    COM              316326107    18538   542829 SH       SOLE                   542829
Helmerich & Payne              COM              423452101    13898   542470 SH       SOLE                   542470
Integrated Electrical Services COM              45811e103       94    22100 SH       SOLE                    22100
Johnson & Johnson              COM              478160104      230     3982 SH       SOLE                     3982
Keyspan Corporation            COM              49337w100     9175   284500 SH       SOLE                   284500
Kohls Corp                     COM              500255104      306     5400 SH       SOLE                     5400
L-3 Communications Holdings In COM              502424104     1402    34900 SH       SOLE                    34900
Liberty Media Corporation New  COM              530718105    34856  3582344 SH       SOLE                  3582344
Medtronic Inc                  COM              585055106      208     4600 SH       SOLE                     4600
Nabors Industries              COM              G6359F103     1596    40028 SH       SOLE                    40028
National Instruments           COM              636518102    35632  1010250 SH       SOLE                  1010250
NeoMagic Corp.                 COM              640497103      225   176010 SH       SOLE                   176010
Newfield Exploration           COM              651290108    39358  1161341 SH       SOLE                  1161341
Noble Energy                   COM              655044105    40940  1193922 SH       SOLE                  1193922
Oxford Health                  COM              691471106    24479   806304 SH       SOLE                   806304
Pepsi Bottling Group Inc.      COM              713409100      203    11300 SH       SOLE                    11300
Progressive Corp.              COM              743315103    48890   824321 SH       SOLE                   824321
RFS Hotel Investors, Inc.      COM              74955J108      339    35000 SH       SOLE                    35000
Rogers Wireless Communications COM              775315104     9778   913813 SH       SOLE                   913813
Ryder System Inc.              COM              783549108      267    13000 SH       SOLE                    13000
Silicon Graphics               COM              827056102      153   100000 SH       SOLE                   100000
Symbol Technologies, Inc.      COM              871508107      131    15187 SH       SOLE                    15187
Synopsys                       COM              871607107    30344   712793 SH       SOLE                   712793
Talk America Holdings, Inc.    COM              87426R202      109    15000 SH       SOLE                    15000
Teradyne                       COM              880770102     2981   256136 SH       SOLE                   256136
Travelers B                    COM              89420G406      964    68321 SH       SOLE                    68321
Travelers P&C                  COM              89420G109    18912  1342217 SH       SOLE                  1342217
UnitedHealth Group Inc.        COM              91324P102    52036   567645 SH       SOLE                   567645
Wachovia                       COM              929903102     6186   181553 SH       SOLE                   181553
Waste Management Inc.          COM              94106L109    44459  2099102 SH       SOLE                  2099102
Westport Resources Corp        COM              961418100    19561   970759 SH       SOLE                   970759
White Mountains Insurance Grou COM              964126106     3196     9400 SH       SOLE                     9400
Willis Group Holdings Ltd.     COM              G96655108     9625   347456 SH       SOLE                   347456
Xerox                          COM              984121103       87    10000 SH       SOLE                    10000